Convertible Bonds - Cumulative effect of change in balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity
Additional paid-in capital	¥ 99,250,468	$ 14,389,965		¥ 95,340,819
Accumulated other comprehensive (loss)/income	3,322,238	481,679		(2,519,900)
Accumulated deficit	¥ 15,193,035	$ 2,202,783		(17,706,533)
ASU 2020-06
Liabilities
Convertible bonds				11,788,907
Equity
Additional paid-in capital				95,340,819
Accumulated other comprehensive (loss)/income				(2,519,900)
Accumulated deficit				¥ (17,706,533)
Adjustment | ASU 2020-06
Liabilities
Convertible bonds			¥ 2,316,324
Equity
Additional paid-in capital			(3,818,926)
Accumulated other comprehensive (loss)/income			136,096
Accumulated deficit			1,366,506
Balance at January 1, 2022 | ASU 2020-06
Liabilities
Convertible bonds			14,105,231
Equity
Additional paid-in capital			91,521,893
Accumulated other comprehensive (loss)/income			(2,383,804)
Accumulated deficit			¥ (16,340,027)